Schedule Of Assets Measured At Fair Value On A Non-Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Mar. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks	$ 220	$ 220	$ 220	$ 220	$ 220	$ 207
Goodwill, Impairment Loss				165
Goodwill	1,587	1,587	1,626	1,595	1,700	1,633
Definite lived intangible assets	814	814	737			739
Property, plant, and equipment	1,213	1,213	1,216	1,250	1,146	1,242
Total	3,834	3,834	3,799	3,065	3,066	3,821
Definite lived intangible assets, Impairment loss		17	17
Property, plant, and equipment, Impairment Loss	1	3	3	35	19
Impairment loss, Total	1	20	20	200	19
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks
Goodwill
Definite lived intangible assets
Property, plant, and equipment
Total
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks
Goodwill
Definite lived intangible assets
Property, plant, and equipment
Total
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks	220	220	220	220	220	207
Goodwill	1,587	1,587	1,626	1,595	1,700	1,633
Definite lived intangible assets	814	814	737			739
Property, plant, and equipment	1,213	1,213	1,216	1,250	1,146	1,242
Total	$ 3,834	$ 3,834	$ 3,799	$ 3,065	$ 3,066	$ 3,821